Investments (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Jan. 16, 2009 CAD
Investments (Textual) [Abstract]
Investments in ABCP				125	127
Restructuring notes in a Master Trust MAV2 - A notes issued under new restructuring plan						102
Restructuring notes in a MAV2- B and C Notes issued under new restructuring plan						9
Tracking notes deemed ineligible for inclusion in the Master Trust						23
Increasing in carrying value of its investment in ABCP in selling, general and administrative expense			9
Sales to equity method investees	$ 76	$ 18	$ 12